Restatement of Previously Issued Audited and Unaudited Consolidated Financial Statements (Details) - Schedule of consolidated statements of operations and comprehensive income - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020
As Previously Reported [Member]
Condensed Statement of Income Captions [Line Items]
Change in fair value of warrant liabilities
(Loss) income before income taxes	2,377,198	(3,351,409)
Net (loss) income	2,373,877	(3,352,725)
Comprehensive income (loss)	$ 2,394,437	$ (3,332,238)
Basic and diluted (in Dollars per share)	$ 0.32	$ (0.33)
Restatement Impact [Member]
Condensed Statement of Income Captions [Line Items]
Change in fair value of warrant liabilities	$ 414,440	$ 777,266
(Loss) income before income taxes	414,440	777,266
Net (loss) income	414,440	777,266
Comprehensive income (loss)	$ 414,440	$ 777,266
Basic and diluted (in Dollars per share)	$ 0.05	$ 0.08
As Restated [Member]
Condensed Statement of Income Captions [Line Items]
Change in fair value of warrant liabilities	$ 414,440	$ 777,266
(Loss) income before income taxes	2,791,638	(2,574,143)
Net (loss) income	2,788,317	(2,575,459)
Comprehensive income (loss)	$ 2,808,877	$ (2,554,972)
Basic and diluted (in Dollars per share)	$ 0.37	$ (0.25)